Debt and Allocated Portion of Dean Foods' Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Outstanding Debt

Our outstanding debt as of March 31, 2013 and December 31, 2012 consisted of the following:

	March 31, 2013			December 31, 2012
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Senior secured credit facilities	$744,050	2.04	%*	$780,550	2.20	%*
Less current portion	(15,000)			(15,000)

Total long-term debt	$729,050			$765,550

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

	December 31,
	2012			2011
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Allocated portion of Dean Foods debt:
Senior secured credit facility	$—			$440,255	3.00%

	—			440,255
The WhiteWave Foods Company debt obligations:
Senior secured credit facilities	780,550	2.20	%*	—
Receivables-backed facility	—			15,916	1.31%

	780,550			15,916

	780,550			456,171
Less current portion	(15,000)			—

Total long-term debt	$765,550			$456,171

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

Schedule of Maturities of Long-Term Debt

The scheduled maturities of long-term debt at March 31, 2013, were as follows (in thousands):

	Total	Term Loan A -1	Term Loan A-2	Revolving Credit Facility
2013	$11,250	$9,375	$1,875	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	437,800	187,500	2,500	247,800
Thereafter	237,500	—	237,500	—

Total outstanding debt	$744,050	$246,875	$249,375	$247,800

The scheduled maturities of long-term debt at December 31, 2012, were as follows (in thousands):

	Total	Term Loan A-1	Term Loan A-2	Revolving Credit Facility
2013	$15,000	$12,500	$2,500	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	470,550	187,500	2,500	280,550
Thereafter	237,500	—	237,500	—

Total outstanding debt	$780,550	$250,000	$250,000	$280,550